Victory Tax Exempt Short-Term Fund Expense Example - Victory Tax Exempt Short-Term Fund	Feb. 28, 2025 USD ($)
Fund Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 47
Expense Example, with Redemption, 3 Years	150
Expense Example, with Redemption, 5 Years	262
Expense Example, with Redemption, 10 Years	590
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	43
Expense Example, with Redemption, 3 Years	181
Expense Example, with Redemption, 5 Years	330
Expense Example, with Redemption, 10 Years	766
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	291
Expense Example, with Redemption, 3 Years	558
Expense Example, with Redemption, 5 Years	845
Expense Example, with Redemption, 10 Years	$ 1,662